Schedule of Reconciliation of the U.S federal statutory income tax (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefits	1.40%	(38.90%)
Interest accretion expense	11.00%	(186.90%)
Change in valuation allowance	(20.00%)	269.10%
Mark to market warrant	0.50%	(58.50%)
Deferred true-up	(2.40%)	0.20%
Stock-based compensation	(0.00%)	(8.20%)
Impairment	(12.00%)	5.30%
Other permanent items	0.50%	(3.10%)
Effective income tax rate	(0.00%)	(0.00%)